Summary of Significant Accounting Policies - Property, plant and equipment, net (Details)	Dec. 31, 2024
Buildings
Property, Plant and Equipment [Line Items]
Estimated useful lives (in years)	20 years
Minimum | Buildings improvements
Property, Plant and Equipment [Line Items]
Estimated useful lives (in years)	5 years
Minimum | Production machineries, facilities and equipment
Property, Plant and Equipment [Line Items]
Estimated useful lives (in years)	2 years
Minimum | Motor vehicles
Property, Plant and Equipment [Line Items]
Estimated useful lives (in years)	2 years
Maximum | Buildings improvements
Property, Plant and Equipment [Line Items]
Estimated useful lives (in years)	10 years
Maximum | Production machineries, facilities and equipment
Property, Plant and Equipment [Line Items]
Estimated useful lives (in years)	10 years
Maximum | Motor vehicles
Property, Plant and Equipment [Line Items]
Estimated useful lives (in years)	4 years